Leases (Details) - Schedule of Maturities of Our Lease Liabilities - Lease Liabilities [Member]	Jun. 30, 2023 USD ($)
Leases (Details) - Schedule of Maturities of Our Lease Liabilities [Line Items]
2024	$ 1,260,719
2025	1,338,878
2026	1,383,636
2027	968,111
2028	80,676
Total future lease payments	5,032,020
Less: imputed interest	(731,263)
Total lease liabilities	$ 4,300,757